Interest in subsidiary (Detail) - BMSC Financial Results - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Statement Line Items [Line Items]
Revenues	$ 76,410	$ 66,091	$ 183,156	$ 137,738
Net income (loss)	(9,260)	(84,198)	(8,747)	(93,329)
Net income (loss) and comprehensive income (loss) attributable to non-controlling interest	107	(26,335)	5,122	(23,892)
BMSC [Member]
Statement Line Items [Line Items]
Revenues	76,410	66,091	183,156	137,738
Net income (loss)	269	(65,834)	12,806	(59,727)
Net income (loss) and comprehensive income (loss) attributable to non-controlling interest	$ 107	$ (26,335)	$ 5,122	$ (23,892)